Lease Transactions	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Lease Transactions	LEASE TRANSACTIONS
Lease transactions as a lessee
Right-of-use assets of finance leases, which are principally related to data processing equipment and included in Premises and equipment in the accompanying consolidated balance sheets, amounted to ¥16,402 million and ¥24,667 million at March 31, 2023 and 2024, respectively. Lease liabilities of these finance leases, which are included in Long-term debt in the accompanying consolidated balance sheets, amounted to ¥19,470 million and ¥26,371 million at March 31, 2023 and 2024, respectively.
Right-of-use assets of operating leases, which are principally related to office space and equipment are included in Other assets in the accompanying consolidated balance sheets, amounted to ¥227,112 million and ¥234,386 million at March 31, 2023 and 2024, respectively. Lease liabilities of these operating leases, which are included in Other liabilities in the accompanying consolidated balance sheets, amounted to ¥337,391 million and ¥328,559 million at March 31, 2023 and 2024, respectively.
For the fiscal years ended March 31, 2023 and 2024, the MUFG Group recognized ¥15,720 million and ¥18,112 million, respectively, of impairment losses for Right-of-use assets of operating leases, where recovery of the carrying amount is doubtful. The losses are included in Other non-interest expenses.
The discount rates used in determining the present value of leases are the MUFG Group’s incremental borrowing rate, developed based upon each lease’s term and currency of payment. The lease term includes options to extend the lease when it is reasonably certain that the MUFG Group will exercise that option. The MUFG Group has elected to exclude leases with original terms of less than one year from the operating lease right-of-use assets and lease liabilities. The MUFG Group’s lease arrangements that have not yet commenced as of March 31, 2024 are not material. Variable lease costs did not have a material impact on the MUFG Group’s results of operations.
The following table presents profit or loss of lease transactions as a lessee for the fiscal years ended March 31, 2022, 2023 and 2024:

	2022	2023	2024
	(in millions)
Finance lease cost:
Amortization of right-of-use assets	¥4,816	¥5,672	¥6,352
Interest on lease liabilities	198	208	324
Operating lease cost	81,206	67,393	65,436
The following table presents information of lease transactions as a lessee for the fiscal years ended March 31, 2023 and 2024:

	2023	2024
	(in millions, except years and percentages)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥282	¥322
Operating cash flows from operating leases	101,549	91,424
Financing cash flows from finance leases	8,124	9,115
Right-of-use assets obtained in exchange for new finance lease liabilities	11,066	16,174
Right-of-use assets obtained in exchange for new operating lease liabilities	35,678	50,996
Weighted-average remaining lease term:
Finance leases	3.5 years	3.8 years
Operating leases	7.6 years	7.3 years
Weighted-average discount rate:
Finance leases	0.84%	1.17%
Operating leases	0.90%	1.48%
Maturities of lease liabilities as of March 31, 2024 are as follows:

	Finance leases	Operating leases
	(in millions)
2025	¥9,313	¥80,332
2026	6,484	61,524
2027	5,055	45,592
2028	3,901	38,458
2029	1,978	29,947
2030 and thereafter	434	91,907
Total undiscounted cash flows	27,165	347,760
Difference between undiscounted and discounted cash flows	(794)	(19,201)
Amount on balance sheet	¥26,371	¥328,559
Lease transactions as a lessor
As part of its financing activities, the MUFG Group enters into leasing arrangements with customers. The MUFG Group’s leasing operations are conducted through leasing subsidiaries and consist principally of various types of data processing equipment, office equipment and transportation equipment. Sales type and direct financing lease are presented in loans. In certain case, the MUFG Group requests lessees to deposit in advance an amount nearly equal or equal to the residual value of leased assets.
The following table presents profit or loss of lease transactions as a lessor for the fiscal years ended March 31, 2022, 2023 and 2024:

	2022	2023	2024
	(in millions)
Sales type and direct financing leases:
Finance income on net investment	¥116,430	¥127,724	¥143,086
Operating leases:
Lease income	4,202	6,978	8,545
Total	¥120,632	¥134,702	¥151,631
Finance income on net investment is included in Interest income—Loans, including fees in the consolidated statements of operations. Lease income from operating lease transactions is included in Other non-interest income in the consolidated statements of operations.
The following table presents the components of sales type and direct financing leases transactions as of March 31, 2023 and 2024:

	2023	2024
	(in millions)
Lease receivables (undiscounted)	¥2,046,277	¥2,281,720
Adjustments:
Discounted unguaranteed residual value	10,278	7,470
Initial direct cost on sales type and direct financing leases	32,780	36,671
Deferred selling profit	(350,553)	(403,356)
Net investment in sales type and direct financing leases	¥1,738,782	¥1,922,505
The following table presents maturity of the lease payment receivables of sales type and direct financing lease transactions as of March 31, 2024:

Lease receivables
(in millions)
2025	¥559,547
2026	535,710
2027	420,824
2028	306,061
2029	207,992
2030 and thereafter	251,586
Total undiscounted cash flows	2,281,720
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(359,215)
Amount on balance sheet	¥1,922,505